UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08788

                 Templeton Russia and East European Fund, Inc.
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
              (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                     --------------
Date of fiscal year end: 3/31
                         -----
Date of reporting period:  9/30/07
                           -------

Item 1. Reports to Stockholders.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  SEMIANNUAL REPORT                        INTERNATIONAL
--------------------------------------------------------------------------------

                              TEMPLETON RUSSIA AND
                            EAST EUROPEAN FUND, INC.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                               FRANKLIN TEMPLETON INVESTMENTS

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SEMIANNUAL REPORT

Templeton Russia and
East European Fund, Inc. ..................................................    1

Performance Summary .......................................................    5

Important Notice to
Shareholders ..............................................................    6

Financial Highlights and
Statement of Investments ..................................................    7

Financial Statements ......................................................   10

Notes to Financial
Statements ................................................................   13

Annual Meeting of
Shareholders ..............................................................   20

Shareholder Information ...................................................   21

--------------------------------------------------------------------------------

Semiannual Report

Templeton Russia and East European Fund, Inc.

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Russia and East European Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investments that are tied economically to Russia or East European countries.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 9/30/07

Metals & Mining                                                            23.1%
Commercial Banks                                                           17.5%
Diversified Telecommunication Services                                     16.2%
Oil, Gas & Consumable Fuels                                                13.5%
Electric Utilities                                                         13.1%
Pharmaceuticals                                                             5.3%
Energy Equipment & Services                                                 2.7%
Chemicals                                                                   2.7%
Other                                                                       2.3%
Short-Term Investments & Other Net Assets                                   3.6%

Dear Shareholder:

This semiannual report for Templeton Russia and East European Fund covers the period ended September 30, 2007.

PERFORMANCE OVERVIEW

Templeton Russia and East European Fund posted cumulative total returns of +3.35% in market price terms and +6.67% based on change in net asset value for the six months ended September 30, 2007. In line with our long-term investment strategy, we are pleased with our long-term results. For the 10-year period ended September 30, 2007, the Fund delivered cumulative total returns of +232.93% in market price terms and +299.56% in net asset value terms. You can find more of the Fund's performance data in the Performance Summary on page 5.

ECONOMIC AND MARKET OVERVIEW

Eastern European markets ended the reporting period with positive returns despite some volatility in July and August as most countries reported positive economic data and benefited from greater integration with the European Union. Although the Russian equity market performed in line with major developed markets, it underperformed most emerging markets as investors

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.


                                                           Semiannual Report | 1
adopted a more cautious view on the Russian market after its strong performance in 2006. Elsewhere in the region, Hungary and the Czech Republic recorded robust returns.

The Russian economy continued to record strong economic growth with second quarter gross domestic product (GDP) growing an annualized 7.8%, in line with the annualized 7.9% in the first quarter.1 A boom in consumer and investment demand drove GDP growth, and strong income growth further supported domestic demand. This led the Russian central bank to upgrade its 2007 GDP growth forecast to 7.5% from 6.5%. Continuing efforts toward accession into the World Trade Organization, Russia signed bilateral agreements with Guatemala and Cambodia, and reached a memorandum of understanding with Vietnam with a formal accord expected shortly. The country had negotiations pending only with Georgia and Saudi Arabia, so accession by the end of 2008 remained a possibility.

The Russian government announced plans to invest US$1 trillion toward infrastructure development before 2020 to ensure continued growth. Moreover, the 2014 Winter Olympics awarded to Sochi in Southern Russia could boost the region's growth and development. As a result, tourism, employment and infrastructure expenditures are also expected to increase. In the political arena, the cabinet resigned ahead of December 2007 parliamentary elections and March 2008 presidential elections. In September, President Putin appointed Viktor Zubkov, the head of the federal agency for financial monitoring, as Russia's new prime minister.

INVESTMENT STRATEGY

Our investment strategy employs a company-specific, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies in the context of their sector and country. We perform in-depth research to construct an Action List from which we construct the portfolio. Our emphasis is on value and not attempting to match or beat an index. During our analysis, we also consider a company's position in its sector, the economic framework and political environment.

1. Source: Federal Services of State Statistics, Russia.


2 | Semiannual Report

MANAGER'S DISCUSSION

Key Fund holdings that contributed to absolute performance during the six-month reporting period were Severstal (Cherepovets Mk Severstal), one of Russia's largest iron and steel producers, Norilsk Nickel (Mining and Metallurgical Co. Norilsk Nickel), the world's biggest nickel and palladium producer, and Sberbank (Savings Bank of Russia), the country's largest bank. Severstal and Norilsk Nickel benefited from high commodity prices during the period, while Sberbank remained well positioned to gain from Russia's growing retail and commercial banking sectors. From a sector perspective, the Fund's exposure to the materials and banks sectors, which included the top three contributors, had the largest contribution to performance during the period.2

Conversely, the largest detractors from Fund performance included UES (Unified Energy Systems), Russia's principal utility, and leading integrated telecommunication services providers VolgaTelecom and Sibirtelecom. The telecommunication services and utilities sectors had the largest negative impact on Fund performance at the sector level.3 We remained confident in these companies' prospects due to their strong fundamentals and the potential for restructuring in the telecommunication industry, as well as ongoing infrastructure development in Russia.

During the reporting period, the Fund realized gains on select Russian stocks as they reached sale price targets. These sales also allowed us to raise funds for the capital gains distribution in June. The largest sales included Chelyabinsk Pipe Works, a steel pipe producer, Mobile Telesystems, a major mobile telecommunication services provider, Bank VTB North-West (formerly, Promstroibank St. Petersburg), a large regional bank, and Evraz Group, one of the world's largest steel producers. We also sold Tatneft, a mid-size oil company, and Saturn Research & Production Association, one of the largest turbo engine producers for military and civil aviation.

2. The materials sector comprises chemicals, and metals and mining in the SOI. The banks sector comprises commercial banks in the SOI.

3. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI. The utilities sector comprises electric utilities, and independent power producers and energy traders in the SOI.

TOP 10 EQUITY HOLDINGS
9/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Sberbank RF                                                                16.0%
   COMMERCIAL BANKS, RUSSIA
--------------------------------------------------------------------------------
UES (Unified Energy Systems)                                               12.5%
   ELECTRIC UTILITIES, RUSSIA
--------------------------------------------------------------------------------
Norilsk Nickel
(Mining and Metallurgical Co.
Norilsk Nickel)                                                            10.9%
   METALS & MINING, RUSSIA
--------------------------------------------------------------------------------
LUKOIL, ADR                                                                 9.5%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
--------------------------------------------------------------------------------
Severstal (Cherepovets Mk Severstal)                                        9.4%
   METALS & MINING, RUSSIA
--------------------------------------------------------------------------------
VolgaTelecom, ord. & ADR                                                    6.3%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, RUSSIA
--------------------------------------------------------------------------------
Egis Nyrt                                                                   4.7%
   PHARMACEUTICALS, HUNGARY
--------------------------------------------------------------------------------
Sibirtelecom                                                                4.3%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, RUSSIA
--------------------------------------------------------------------------------
Gazprom, ord. & ADR                                                         4.0%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
--------------------------------------------------------------------------------
Southern Telecommunications Co.                                             3.2%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, RUSSIA
--------------------------------------------------------------------------------


                                                           Semiannual Report | 3

Continuing the search for undervalued stocks trading at what we considered attractive valuations, the Fund initiated positions in VTB Bank, a leading Russian universal banking group, and VSMPO (Vsmpo-Avisma), one of the world's largest integrated titanium products manufacturers. We believed VTB Bank could benefit from Russia's growing banking sector, while VSMPO could gain from high commodity prices and growing global demand for metals. The Fund also initiated exposure to Kazakhstan via the purchase of Alliance Bank. The bank's dominant presence in the retail loans segment coupled with Kazakhstan's strong economic growth provided us with reasons to take a positive view on this stock.

Thank you for your continued participation in Templeton Russia and East European Fund. We look forward to serving your future investment needs.

Sincerely,

[PHOTO OMITTED]    /s/ Mark Mobius
                   Mark Mobius
                   Executive Chairman
                   Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

Performance Summary as of 9/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or realized gains on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: TRF                                          CHANGE   9/30/07   3/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.24    $67.72    $67.48
--------------------------------------------------------------------------------
Market Price (NYSE)                                  -$1.74    $68.67    $70.41
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/07-9/30/07)
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $3.9272
--------------------------------------------------------------------------------

PERFORMANCE

--------------------------------------------------------------------------------
                                         6-MONTH     1-YEAR    5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1
--------------------------------------------------------------------------------
   Based on change in NAV 2                +6.67%    +42.14%  +636.57%  +299.56%
--------------------------------------------------------------------------------
   Based on change in market price 3       +3.35%    +20.53%  +744.86%  +232.93%
--------------------------------------------------------------------------------
Average Annual Total Return 1
--------------------------------------------------------------------------------
   Based on change in NAV 2                +6.67%    +42.14%   +49.10%   +14.86%
--------------------------------------------------------------------------------
   Based on change in market price 3       +3.35%   + 20.53%   +53.24%   +12.78%
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. RUSSIAN AND EAST EUROPEAN SECURITIES INVOLVE SIGNIFICANT ADDITIONAL RISKS, INCLUDING POLITICAL AND SOCIAL UNCERTAINTY (FOR EXAMPLE, REGIONAL CONFLICTS AND RISK OF WAR), CURRENCY EXCHANGE RATE VOLATILITY, PERVASIVENESS OF CORRUPTION AND CRIME IN THE RUSSIAN AND EAST EUROPEAN ECONOMIC SYSTEMS, DELAYS IN SETTLING PORTFOLIO TRANSACTIONS AND RISK OF LOSS ARISING OUT OF THE SYSTEM OF SHARE REGISTRATION AND CUSTODY USED IN RUSSIA AND EAST EUROPEAN COUNTRIES. ALSO, AS A NONDIVERSIFIED INVESTMENT COMPANY INVESTING IN RUSSIA AND EAST EUROPEAN COUNTRIES, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.


                                                           Semiannual Report | 5

Important Notice to Shareholders

EXCHANGE-TRADED FUNDS

The Fund may invest up to 10% of its total assets in shares of exchange-traded funds (ETFs) for the purpose of short-term cash management. The Fund will use ETFs when the investment manager determines that the Fund will benefit from market exposure when there is excess cash in the Fund and the investment manager is not able to invest in a single stock fast enough because either the stock is not liquid enough to accommodate a large purchase or the Fund would cause excessive market impact in trying to invest cash in a single stock immediately (referred to as "equitizing cash"). This strategy can allow the investment manager to be more selective in the securities it buys for the Fund and the prices paid because the investment manager is not forced to buy stocks at any price just to get market exposure. The Fund may also use ETFs to provide the Fund with liquidity during volatile markets without having to hold underperforming cash.

An investment in an ETF generally represents the same risks as an investment in a conventional fund (i.e., an investment company that is not exchange-traded). The price of an ETF can fluctuate and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain other risks that do not apply to conventional funds, such as the risk that the market price of the ETF's shares may trade at a discount to their net asset value; the risk that an active market for an ETF's shares may not develop or be maintained; or the risk that an ETF's shares could be delisted from an exchange or that trading may be halted for various reasons.

Most ETFs are investment companies. Therefore, the Fund's purchases of ETFs are subject to limitations on investments in other investment companies under section 12(d)(1) of the 1940 Act, unless exemptions from those limitations are available pursuant to the SEC's current rules, exemptions and interpretations under the 1940 Act.


6 | Semiannual Report

Templeton Russia and East European Fund, Inc.

FINANCIAL HIGHLIGHTS

                                                      ------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                      SEPTEMBER 30, 2007                       YEAR ENDED MARCH 31,
                                                         (UNAUDITED)          2007       2006       2005        2004       2003
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............   $            67.48   $   60.92   $   40.59   $  39.89   $   22.11   $  21.60
                                                      ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss) a .................                 0.06       (0.24)      (0.26)     (0.01)       0.15      (0.07)
   Net realized and unrealized gains (losses) .....                 4.11       20.90       29.51       4.28       21.86       0.68
                                                      ------------------------------------------------------------------------------
Total from investment operations ..................                 4.17       20.66       29.25       4.27       22.01       0.61
                                                      ------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..........................                   --       (0.95)         --         --       (0.22)        --
   Net realized gains .............................                (3.93)     (13.15)      (8.92)     (3.57)      (4.01)     (0.10)
                                                      ------------------------------------------------------------------------------
Total distributions ...............................                (3.93)     (14.10)      (8.92)     (3.57)      (4.23)     (0.10)
                                                      ------------------------------------------------------------------------------
Net asset value, end of period ....................   $            67.72   $   67.48   $   60.92   $  40.59   $   39.89   $  22.11
                                                      ------------------------------------------------------------------------------
Market value, end of period b .....................   $            68.67   $   70.41   $   76.06   $  39.30   $   45.65   $  20.54
                                                      ------------------------------------------------------------------------------

Total return (based on market value per share) c ..                 3.35%      14.07%     130.61%     (5.15)%    150.26%    (23.87)%

RATIOS TO AVERAGE NET ASSETS d
Expenses before expense reduction .................                 1.81%       1.85%       1.84%      1.80%       1.84%      2.02%
Expenses net of expense reduction .................                 1.81%       1.84%       1.84%      1.80%       1.84%      2.02%
Net investment income (loss) ......................                 0.21%      (0.39)%     (0.55)%    (0.02)%      0.47%     (0.33)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $          371,114   $ 368,832   $ 330,324   $218,577   $ 214,166   $118,724
Portfolio turnover rate ...........................                 3.63%       8.36%      15.73%      7.65%      18.76%      7.85%

a Based on average daily shares outstanding.

b Based on the last sale on the New York Stock Exchange.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.4%
    CHEMICALS 2.7%
    JSC Salavatnefteorgsintez ..............................................        Russia             129,000   $   9,836,250
                                                                                                                 --------------
    COMMERCIAL BANKS 17.5%
a,b Alliance Bank JSC, GDR, 144A ...........................................      Kazakhstan           208,000       1,695,200
a,c Alliance Bank JSC, GDR, Reg S ..........................................      Kazakhstan           112,000         912,800
    Sberbank RF ............................................................        Russia          14,231,000      59,343,270
  a VTB Bank OJSC, GDR .....................................................        Russia             175,000       1,566,250
a,b VTB Bank OJSC, GDR, 144A ...............................................        Russia             162,582       1,455,109
                                                                                                                 --------------
                                                                                                                    64,972,629
                                                                                                                 --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 16.2%
    Sibirtelecom ...........................................................        Russia         146,940,180      15,825,457
    Southern Telecommunications Co. ........................................        Russia          63,812,635      11,773,431
    Telekomunikacja Polska SA ..............................................        Poland             603,200       4,780,329
    Uralsvyazinform ........................................................        Russia          66,890,000       4,150,525
    VolgaTelecom ...........................................................        Russia           3,685,789      19,166,103
    VolgaTelecom, ADR ......................................................        Russia             407,000       4,232,800
                                                                                                                 --------------
                                                                                                                    59,928,645
                                                                                                                 --------------
    ELECTRIC UTILITIES 13.1%
    OGK-5 ..................................................................        Russia          15,687,543       2,442,551
  a Unified Energy Systems .................................................        Russia          38,090,429      46,279,871
                                                                                                                 --------------
                                                                                                                    48,722,422
                                                                                                                 --------------
    ENERGY EQUIPMENT & SERVICES 2.7%
a,b C.A.T. oil AG, 144A ....................................................       Austria             138,000       3,540,464
a,c Integra Group Holdings, GDR, Reg S .....................................        Russia             149,700       2,362,266
  b OAO TMK, 144A ..........................................................        Russia             393,550       4,053,565
                                                                                                                 --------------
                                                                                                                     9,956,295
                                                                                                                 --------------
    FOOD & STAPLES RETAILING 0.2%
a,b Cherkizovo Group OJSC, GDR, 144A .......................................        Russia              65,000         861,250
                                                                                                                 --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
    TGC-5 JSC ..............................................................        Russia         517,839,001         585,158
                                                                                                                 --------------
    MACHINERY 0.4%
  a JSC Mashinostroitelniy Zavod ...........................................        Russia               4,240       1,526,400
                                                                                                                 --------------
    METALS & MINING 23.1%
  a Chelyabinsk Zinc Plant .................................................        Russia              27,800       3,829,450
    Cherepovets Mk Severstal ...............................................        Russia           1,655,300      34,844,065
    Mining and Metallurgical Co. Norilsk Nickel ............................        Russia             158,300      40,524,800
    Polyus Gold ............................................................        Russia             102,052       4,490,288
  a Vsmpo-Avisma Corp. .....................................................        Russia               6,590       2,062,010
                                                                                                                 --------------
                                                                                                                    85,750,613
                                                                                                                 --------------


8 | Semiannual Report

Templeton Russia and East European Fund, Inc.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    OIL, GAS & CONSUMABLE FUELS 13.5%
    Gazprom OAO ............................................................        Russia             524,000   $   5,779,720
    Gazprom OAO, ADR .......................................................        Russia             210,500       9,246,213
    LUKOIL, ADR ............................................................        Russia             423,800      35,133,020
                                                                                                                 --------------
                                                                                                                    50,158,953
                                                                                                                 --------------
    PHARMACEUTICALS 5.3%
    Egis Nyrt ..............................................................       Hungary             132,771      17,344,690
  a Veropharm ..............................................................        Russia              55,000       2,337,500
                                                                                                                 --------------
                                                                                                                    19,682,190
                                                                                                                 --------------
    REAL ESTATE 1.5%
  a Open Investments .......................................................        Russia              18,950       5,609,200
                                                                                                                 --------------
    TOTAL COMMON STOCKS (COST $84,337,382) .................................                                       357,590,005
                                                                                                                 --------------
    SHORT TERM INVESTMENT (COST $15,007,386) 4.0%
    MONEY MARKET FUND 4.0%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.08% ...    United States       15,007,386      15,007,386
                                                                                                                 --------------
    TOTAL INVESTMENTS (COST $99,344,768) 100.4% ............................                                       372,597,391
    OTHER ASSETS, LESS LIABILITIES (0.4)% ..................................                                        (1,483,296)
                                                                                                                 --------------
    NET ASSETS 100.0% ......................................................                                     $ 371,114,095
                                                                                                                 ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $11,605,588, representing 3.13% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $3,275,066, representing 0.88% of net assets.

d See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Templeton Russia and East European Fund, Inc.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...........................................   $  84,337,382
      Cost - Sweep Money Fund (Note 7) ......................................      15,007,386
                                                                                --------------
      Total cost of investments .............................................   $  99,344,768
                                                                                ==============
      Value - Unaffiliated issuers ..........................................   $ 357,590,005
      Value - Sweep Money Fund (Note 7) .....................................      15,007,386
                                                                                --------------
      Total value of investments ............................................     372,597,391
Receivables:
   Investment securities sold ...............................................         122,249
   Dividends ................................................................       1,161,658
                                                                                --------------
         Total assets .......................................................     373,881,298
                                                                                --------------
Liabilities:
   Payables:
      Investment securities purchased .......................................       1,982,970
      Affiliates ............................................................         426,610
   Accrued expenses and other liabilities ...................................         357,623
                                                                                --------------
         Total liabilities ..................................................       2,767,203
                                                                                --------------
            Net assets, at value ............................................   $ 371,114,095
                                                                                ==============
Net assets consist of:
   Paid-in capital ..........................................................   $  81,983,715
   Undistributed net investment income (loss) ...............................      (5,415,940)
   Net unrealized appreciation (depreciation) ...............................     273,252,623
   Accumulated net realized gain (loss) .....................................      21,293,697
                                                                                --------------
            Net assets, at value ............................................   $ 371,114,095
                                                                                ==============
Shares outstanding ..........................................................       5,479,779
                                                                                ==============
Net asset value per share ...................................................   $       67.72
                                                                                ==============


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Russia and East European Fund, Inc.

STATEMENT OF OPERATIONS
for the six months ended September 30, 2007 (unaudited)

Investment income:
   Dividends: (net of foreign taxes of $409,733)
      Unaffiliated issuers ..................................................   $   3,319,258
      Sweep Money Fund (Note 7) .............................................         264,123
                                                                                --------------
         Total investment income ............................................       3,583,381
                                                                                --------------
Expenses:
   Management fees (Note 3a) ................................................       2,224,444
   Administrative fees (Note 3b) ............................................         358,366
   Transfer agent fees ......................................................          25,358
   Custodian fees (Note 4) ..................................................         512,918
   Reports to shareholders ..................................................          17,518
   Registration and filing fees .............................................          10,570
   Professional fees ........................................................          50,449
   Directors' fees and expenses .............................................          17,297
   Other ....................................................................          15,521
                                                                                --------------
         Total expenses .....................................................       3,232,441
                                                                                --------------
         Expense reductions (Note 4) ........................................            (200)
                                                                                --------------
         Net expenses .......................................................       3,232,241
                                                                                --------------
               Net investment income ........................................         351,140
                                                                                --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...........................................................      21,310,901
      Foreign currency transactions .........................................          (5,771)
                                                                                --------------
               Net realized gain (loss) .....................................      21,305,130
                                                                                --------------
   Net change in unrealized appreciation (depreciation) on investments ......       1,197,885
                                                                                --------------
Net realized and unrealized gain (loss) .....................................      22,503,015
                                                                                --------------
Net increase (decrease) in net assets resulting from operations .............   $  22,854,155
                                                                                ==============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 11

Templeton Russia and East European Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -------------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                               SEPTEMBER 30, 2007      YEAR ENDED
                                                                                                   (UNAUDITED)      MARCH 31, 2007
                                                                                               -------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) .........................................................   $          351,140   $    (1,296,568)
      Net realized gain (loss) from investments and foreign currency transactions ..........           21,305,130        65,957,437
      Net change in unrealized appreciation (depreciation) on investments and translation
         of assets and liabilities denominated in foreign currencies .......................            1,197,885        47,594,128
                                                                                               -------------------------------------
            Net increase (decrease) in net assets resulting from operations ................           22,854,155       112,254,997
                                                                                               -------------------------------------
   Distributions to shareholders from:
      Net investment income ................................................................                   --        (5,138,264)
      Net realized gains ...................................................................          (21,466,776)      (71,453,671)
                                                                                               -------------------------------------
      Total distributions to shareholders ..................................................          (21,466,776)      (76,591,935)
                                                                                               -------------------------------------

   Capital share transactions: (Note 2) ....................................................              894,876         2,844,805
                                                                                               -------------------------------------
            Net increase (decrease) in net assets ..........................................            2,282,255        38,507,867
Net assets:
   Beginning of period .....................................................................          368,831,840       330,323,973
                                                                                               -------------------------------------
   End of period ...........................................................................   $      371,114,095   $   368,831,840
                                                                                               =====================================
Undistributed net investment income (loss) included in net assets:
   End of period ...........................................................................   $       (5,415,940)  $    (5,767,080)
                                                                                               =====================================


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Russia and East European Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended,
(the 1940 Act) as a non-diversified, closed-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                                                          Semiannual Report | 13

Templeton Russia and East European Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


14 | Semiannual Report

Templeton Russia and East European Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At September 30, 2007, there were 100 million shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                       -----------------------------------------
                                        SIX MONTHS ENDED
                                        SEPTEMBER 30, 2007     YEAR ENDED
                                           (UNAUDITED)       MARCH 31, 2007
                                       -----------------------------------------
                                        SHARES     AMOUNT   SHARES     AMOUNT
                                       -----------------------------------------
Shares issued ......................    13,602   $894,876   44,233   $2,844,805



                                                          Semiannual Report | 15

Templeton Russia and East European Fund, Inc.

2. CAPITAL STOCK (CONTINUED)

The Fund's Board of Directors previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Effective December 6, 2006, the Board of Directors discontinued the share repurchase program.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                           AFFILIATION
--------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)               Investment manager
Franklin Templeton Services, LLC (FT Services)       Administrative manager

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
      1.250%          Up to and including $1 billion
      1.200%          Over $1 billion, up to and including $5 billion
      1.150%          Over $5 billion, up to and including $10 billion
      1.100%          Over $10 billion, up to and including $15 billion
      1.050%          Over $15 billion, up to and including $20 billion
      1.000%          In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average weekly net assets of the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.


16 | Semiannual Report

Templeton Russia and East European Fund, Inc.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2007, the Fund deferred realized currency losses of $11,425.

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................   $108,291,923
                                                              =============

Unrealized appreciation ...................................   $268,056,604
Unrealized depreciation ...................................     (3,751,136)
                                                              -------------
Net unrealized appreciation (depreciation) ................   $264,305,468
                                                              =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2007, aggregated $12,596,517 and $37,611,619, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in equity securities of Russian and East European companies may include certain risks not typically associated with investing in countries with more developed securities markets, such as political, economic and legal uncertainties, delays in settling portfolio transactions and the risk of loss from Russia's underdeveloped systems of securities registration and transfer.


                                                          Semiannual Report | 17

Templeton Russia and East European Fund, Inc.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


18 | Semiannual Report

Templeton Russia and East European Fund, Inc.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on September 28, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for open tax years March 31, 2005-2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 19

Templeton Russia and East European Fund, Inc.

ANNUAL MEETING OF SHAREHOLDERS, AUGUST 24, 2007 (UNAUDITED)

The Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 East Broward Boulevard, Fort Lauderdale, Florida, on August 24, 2007 for the purpose of electing five Directors of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund:
Edith E. Holiday, Charles B. Johnson, Gregory E. Johnson, Frank A. Olson and Robert E. Wade.* No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

Proposal: The election of five (5) Directors:

-------------------------------------------------------------------------------------------------------
                                                              % OF                                % OF
                                                             SHARES                              SHARES
                                                  % OF       PRESENT                  % OF      PRESENT
                                              OUTSTANDING      AND                OUTSTANDING     AND
TERM EXPIRING 2010                   FOR         SHARES      VOTING    WITHHELD      SHARES      VOTING
-------------------------------------------------------------------------------------------------------
Edith E. Holiday ..............   4,313,775      78.72%      97.05%     131,329      2.40%       2.95%
Charles B. Johnson ............   4,373,837      79.82%      98.40%      71,267      1.30%       1.60%
Gregory E. Johnson ............   4,375,302      79.84%      98.43%      69,802      1.27%       1.57%
Frank A. Olson ................   4,370,729      79.76%      98.33%      74,375      1.36%       1.67%
Robert E. Wade ................   4,353,381      79.44%      97.94%      91,723      1.67%       2.06%

* Harris J. Ashton, Frank J. Crothers, David W. Niemiec, Larry D. Thompson and Constantine D. Tseretopoulos are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.


20 | Semiannual Report

Templeton Russia and East European Fund, Inc.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

CERTIFICATIONS

The Fund's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Fund of the Exchange's Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund's Chief Executive Officer - Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the U.S. Securities and Exchange Commission to provide certain certifications with respect to the Fund's Form N-CSR and Form N-CSRS (which include the Fund's annual and semiannual reports to shareholders) that are filed semiannually with the Commission. The Fund has filed such certifications with its Form N-CSR for the year ended March 31, 2007. Additionally, the Fund expects to file, on or about November 29, 2007, such certifications with its Form N-CSRS for the six months ended September 30, 2007.


                                                          Semiannual Report | 21

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio (R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07
                                               Not part of the semiannual report

    [LOGO](R)                         100 Fountain Parkway
FRANKLIN TEMPLETON                    P.O. Box 33030
   INVESTMENTS                        St. Petersburg, FL 33733-8030

SEMIANNUAL REPORT

TEMPLETON RUSSIA AND
EAST EUROPEAN FUND, INC.

INVESTMENT MANAGER

Templeton Asset Management Ltd.

TRANSFER AGENT

Mellon Investor Services LLC
P.O. Box 358015
Pittsburgh, PA 15252-8015
Toll free number: 1-800/416-5585
Hearing Impaired phone number: 1-800/231-5469
Foreign Shareholders phone number: 201/680-6578 www.melloninvestor.com/isd

FUND INFORMATION

1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TLTRF S2007 11/07

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.         N/A


Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: Frank J. Crothers,  David W. Niemiec,  Frank
A. Olson and Constantine D. Tseretopoulos.

Item 6. Schedule of Investments.                N/A


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors/trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager's clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. Where the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of trustees or a committee of the board.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Manager's proxy voting policies and principles The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager believes that executive compensation should be directly linked to the performance of the company. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

Anti-takeover mechanisms and related issues. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

Changes to capital structure. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

Global corporate governance. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

       N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A


Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.




By /s/JIMMY D. GAMBILL
  -------------------------
  Jimmy D. Gambill
  Chief Executive Officer - Finance and Administration
  Date November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -------------------------
  Jimmy D. Gambill
  Chief Executive Officer - Finance and Administration
  Date November 27, 2007
Date November 27, 2007

By /s/GALEN G. VETTER
  -----------------------------
     Galen G. Vetter
     Chief Financial Officer
     Date November 27, 2007